SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENTS
Schedule of information on options granted

a.   The following is information on options granted in 2020:

	Number of options granted in ADSs
	According to the Award Plan			Exercise	Fair value of
	of the Company			price for 1	options on date of
	Other than to			ADS ($)	grant in U.S. dollars
Date of grant	directors (1)	To directors (1)(2)	Total		in thousands (3)
January 2020	95,000	—	95,000	6.60	243
February 2020	52,500	—	52,500	6.05	119
March 2020	285,000	144,000	429,000	4.87	970
May 2020	143,000	75,000	218,000	7.50	831
June 2020	767,500	—	767,500	7.72	2,671
July 2020	12,500	—	12,500	7.69	45
August 2020	55,500	—	55,500	8.72	264
November 2020	21,000	—	21,000	10.20	90
	1,432,000	219,000	1,651,000		5,233

1)   The options will vest as follows: for directors, employees and consultants of the Company and the Company's subsidiary who had provided services exceeding one year as of the grant date, options will vest in 16 equal quarterly installments over a four-year period. For directors, employees and consultants of the Company and the Company's subsidiary who had not provided services exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest will vest over 12 equal quarterly installments. During the contractual term, the options will be exercisable, either in full or in part, from the vesting date until the end of 10 years from the date of grant.

The options are exercisable into the Company’s ADSs.

2)   The general meeting of the Company’s shareholders held on May 4, 2020 (the “May 2020 AGM”), subsequent to approval of the Company’s BoD, approved the grant of 219,000 options under the Company’s Award Plan, to directors and to the Company's Chief Executive Officer.

3)   The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ADSs: $4.28 - $9.19, expected volatility: 57.73% - 63.63%, risk-free interest rate: 0.64% - 1.51% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates. the expected volatility assumption used in based on the historical volatility of the Company’s ordinary share.

b.    The following is information on options granted in 2019:

	Number of options granted in ADSs

	According to the Award Plan			Exercise	Fair value of
	of the Company			price for 1	options on date of
	Other than to			Ads	grant in U.S. dollars
Date of grant	directors (1)	To directors (1) (2)	Total	$)	in thousands (3)
February 2019	158,000	—	158,000	8.90	628
May 2019	564,000	—	564,000	9.20	2,433
June 2019	—	187,500	187,500	9.20	641
July 2019	43,500	—	43,500	8.00	173
September 2019	35,000		35,000	8.00	150
November 2019	60,000		60,000	7.60	195
December 2019	137,000		137,000	6.90	451
	997,500	187,500	1,185,000		4,671

1)	The options vesting terms are as described in note 19(a)(1) above.

2)   The general meeting of the Company’s shareholders held on June 24, 2019 (the “June 2019 AGM”), subsequent to approval of the Company’s BoD, granted 187,500 options under the Company’s Award Plan, to the Company’s directors and to the Chief Executive Officer.

3)   The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ordinary share: $6.1 - $8.3 expected volatility: 57.48% - 58.27%, risk-free interest rate: 1.63% - 2.67% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates. the expected volatility assumption used based on the historical volatility of the Company’s ordinary share.

Schedule of number of shares and weighted averages of exercise prices

	Year Ended December 31,
	2020		2019
		Weighted		Weighted
		average of		average of
	Number of	exercise	Number of	exercise
	options	price ($)	options	price ($)
Outstanding at beginning of year	4,050,898	10. 3	2,936,024	10.50
Exercised	(8,156)	6.38	(875)	6.10
Expired and forfeited	(264,939)	9.65	(69,250)	10.30
Granted	1,651,000	6.90	1,185,000	8.70
Outstanding at end of year	5,428,803	9.08	4,050,898	10.3
Exercisable at end of year	3,178,317	10.19	2,490,292	11.40

Schedule of information about exercise price and remaining useful life of outstanding options

Year Ended December 31,
2020			2019
Number of			Number of
options		Weighted	options		Weighted
outstanding		average of	outstanding		average of
at end of	Exercise price	remaining	at end of	Exercise price	remaining
year	range	useful life	year	range	useful life
5,428,803	$5.6-$16.1	5.9	4,050,898	$5.6-$16.1	5.2

Schedule of expenses recognized in profit or loss

Year Ended December 31,
2020	2019	2018
U.S. dollars in thousands
4,202	3,027	2,678